REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [Abstract]
Gold income (note 2)	$ 3,903	$ 4,322	$ 3,439
By-products (note 2)	126	105	86
Revenue from contracts with customers	$ 4,029	$ 4,427	$ 3,525